NORTHERN LIGHTS VARIABLE TRUST

May 2, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Variable Trust	-

BTS Tactical Fixed Income VIT Fund

Donoghue Forlines Dividend VIT Fund

Donoghue Forlines Momentum VIT Fund

TOPS ® Conservative ETF Portfolio

TOPS ® Balanced ETF Portfolio

TOPS ® Moderate Growth ETF Portfolio

TOPS ® Growth ETF Portfolio

TOPS ® Aggressive Growth ETF Portfolio

TOPS ® Managed Risk Balanced ETF Portfolio

TOPS ® Managed Risk Moderate Growth ETF Portfolio

TOPS ® Managed Risk Growth ETF Portfolio

TOPS ® Managed Risk Flex ETF Portfolio

Post-Effective Amendment No. 278, 279, 280 and 281 to the Registration Statement on Form N-1A (File No. 333- 131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (the “Trust”), on behalf BTS Tactical Fixed Income VIT Fund, Donoghue Forlines Dividend VIT Fund, Donoghue Forlines Momentum VIT Fund, TOPS® Conservative ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio, TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS ® Managed Risk Growth ETF Portfolio, and TOPS® Managed Risk Flex ETF Portfolio pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained.

in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (the “Amendment”):

Fund Name	Post-Effective Amendment Number	SEC Accession Number	Date of Amendment Filing
BTS Tactical Fixed Income VIT Fund	279	0001580642-24-002231	April 22, 2024
Donoghue Forlines Dividend VIT Fund	278	0001580642-24-002229	April 22, 2024
Donoghue Forlines Momentum VIT Fund	278	0001580642-24-002229	April 22, 2024
TOPS ® Conservative ETF Portfolio	281	0001580642-24-002233	April 22, 2024
TOPS ® Balanced ETF Portfolio	281	0001580642-24-002233	April 22, 2024
TOPS ® Moderate Growth ETF Portfolio	281	0001580642-24-002233	April 22, 2024
TOPS ® Growth ETF Portfolio	281	0001580642-24-002233	April 22, 2024
TOPS ® Aggressive Growth ETF Portfolio	281	0001580642-24-002233	April 22, 2024
TOPS ® Managed Risk Balanced ETF Portfolio	281	0001580642-24-002233	April 22, 2024
TOPS ® Managed Risk Moderate Growth ETF Portfolio	281	0001580642-24-002233	April 22, 2024
TOPS ® Managed Risk Growth ETF Portfolio	281	0001580642-24-002233	April 22, 2024
TOPS ® Managed Risk Flex ETF Portfolio	280	0001580642-24-002232	April 22, 2024

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to Stephanie Shearer at (631) 470-2633.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Secretary